Risk and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Risk and Uncertainty [Line Items]
Risk and Uncertainties
10.	Risk and Uncertainties
The Plan provides for various investment options in any combination of mutual funds, Company common stock fund, and a common collective trust. Investment securities are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that Global market changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.